Fair Value Measurements and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Securities
Amortized cost	$ 96,610	$ 115,188
Loans
Consumer instalment and other personal	92,741	92,687
Credit cards	12,649	13,612
Business and government	380,788	384,993
Deposits	976,202	982,440
Securitization and structured entities' liabilities	51,562	40,164
Other liabilities	37,549	36,720
Subordinated debt	8,500	8,377
Fair Value [member]
Securities
Amortized cost	90,448	106,461
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	96,610	115,188
Loans
Residential mortgages	195,708	190,666
Consumer instalment and other personal	91,867	91,889
Credit cards	11,997	13,030
Business and government	364,265	369,776
Loans net of allowance for loan losses	663,837	665,361
Deposits	920,040	928,332
Securitization and structured entities' liabilities	20,211	21,850
Other liabilities	3,103	2,929
Subordinated debt	8,500	8,377
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost	90,448	106,461
Loans
Residential mortgages	194,755	188,848
Consumer instalment and other personal	91,937	91,513
Credit cards	11,997	13,030
Business and government	364,866	370,101
Loans net of allowance for loan losses	663,555	663,492
Deposits	920,927	928,689
Securitization and structured entities' liabilities	20,100	21,653
Other liabilities	2,953	2,669
Subordinated debt	$ 8,756	$ 8,543